Business Combinations - Schedule of Net Cashflow from the Acquisitions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Darnatein [Member]
Net cash outflow arising from acquisition of Darnatein:
Cash consideration
Less: cash and cash equivalent balances acquired
Net cash outflow arising from acquisition
VAXIMM and RMC [Member]
Net cash outflow arising from acquisition of Darnatein:
Cash consideration
Less: cash and cash equivalent balances acquired
Net cash outflow arising from acquisition